Item 1. Schedule of Investments:
--------------------------------

Putnam Voyager Fund

QUARTERLY PORTFOLIO HOLDINGS

10-31-04


Putnam Voyager Fund

The fund's portfolio
October 31, 2004 (Unaudited)

Common stocks (99.8%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.3%)
-----------------------------------------------------------------------------------------------------------
      4,676,000  Boeing Co. (The)                                                              $233,332,400
        233,400  General Dynamics Corp. (S)                                                      23,834,808
        502,300  L-3 Communications Holdings, Inc.                                               33,116,639
      1,654,600  United Technologies Corp.                                                      153,579,972
                                                                                              -------------
                                                                                                443,863,819

Automotive (0.2%)
-----------------------------------------------------------------------------------------------------------
        516,100  Johnson Controls, Inc. (S)                                                      29,598,335

Banking (2.3%)
-----------------------------------------------------------------------------------------------------------
        352,700  Commerce Bancorp, Inc. (S)                                                      20,893,948
      1,720,600  Doral Financial Corp. (S)                                                       72,230,788
      3,091,500  U.S. Bancorp                                                                    88,447,815
      2,019,200  Wells Fargo & Co.                                                              120,586,624
                                                                                              -------------
                                                                                                302,159,175

Basic Materials (--%)
-----------------------------------------------------------------------------------------------------------
        104,300  Vulcan Materials Co.                                                             5,192,054

Beverage (2.8%)
-----------------------------------------------------------------------------------------------------------
        812,700  Coca-Cola Co. (The)                                                             33,044,382
        416,900  Coca-Cola Enterprises, Inc.                                                      8,717,379
      3,307,000  Pepsi Bottling Group, Inc. (The) (S)                                            92,728,280
      4,733,500  PepsiCo, Inc.                                                                  234,686,930
                                                                                              -------------
                                                                                                369,176,971

Biotechnology (2.8%)
-----------------------------------------------------------------------------------------------------------
      3,189,600  Amgen, Inc. (NON)                                                              181,169,280
        800,000  Biogen Idec, Inc. (NON)                                                         46,528,000
        618,800  Genentech, Inc. (NON)                                                           28,173,964
        937,700  Genzyme Corp. (NON) (S)                                                         49,201,119
      1,910,100  Gilead Sciences, Inc. (NON)                                                     66,146,763
                                                                                              -------------
                                                                                                371,219,126

Building Materials (0.8%)
-----------------------------------------------------------------------------------------------------------
      3,024,200  Masco Corp.                                                                    103,609,092

Commercial and Consumer Services (2.3%)
-----------------------------------------------------------------------------------------------------------
      2,010,800  eBay, Inc. (NON)                                                               196,274,188
      3,008,600  Yahoo!, Inc. (NON)                                                             108,881,234
                                                                                              -------------
                                                                                                305,155,422

Communications Equipment (5.9%)
-----------------------------------------------------------------------------------------------------------
     21,803,700  Cisco Systems, Inc. (NON)                                                      418,849,077
        387,900  Harris Corp.                                                                    23,867,487
      8,431,800  Qualcomm, Inc.                                                                 352,533,558
                                                                                              -------------
                                                                                                795,250,122

Computers (3.9%)
-----------------------------------------------------------------------------------------------------------
      8,307,600  Dell, Inc. (NON)                                                               291,264,456
     11,164,400  EMC Corp. (NON)                                                                143,685,828
      1,044,200  Lexmark International, Inc. (NON)                                               86,783,462
                                                                                              -------------
                                                                                                521,733,746

Conglomerates (1.7%)
-----------------------------------------------------------------------------------------------------------
        467,700  Danaher Corp. (S)                                                               25,784,301
      5,568,700  General Electric Co.                                                           190,004,044
        161,500  ITT Industries, Inc. (S)                                                        13,104,110
                                                                                              -------------
                                                                                                228,892,455

Consumer Cyclicals (0.1%)
-----------------------------------------------------------------------------------------------------------
        101,100  Black & Decker Manufacturing Co.                                                 8,116,308

Consumer Finance (1.8%)
-----------------------------------------------------------------------------------------------------------
      2,185,100  Capital One Financial Corp. (S)                                                161,172,976
      2,931,700  MBNA Corp.                                                                      75,139,471
                                                                                              -------------
                                                                                                236,312,447

Consumer Goods (4.4%)
-----------------------------------------------------------------------------------------------------------
      3,709,100  Avon Products, Inc.                                                            146,694,905
      2,684,900  Gillette Co. (The)                                                             111,369,652
      6,586,100  Procter & Gamble Co.                                                           337,076,598
                                                                                              -------------
                                                                                                595,141,155

Containers (--%)
-----------------------------------------------------------------------------------------------------------
        137,000  Ball Corp.                                                                       5,459,450

Distribution (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,165,700  SYSCO Corp.                                                                     37,617,139

Electric Utilities (0.7%)
-----------------------------------------------------------------------------------------------------------
      3,181,000  Edison International                                                            97,020,500

Electronics (5.9%)
-----------------------------------------------------------------------------------------------------------
        846,300  Arrow Electronics, Inc. (NON) (S)                                               20,277,348
     15,979,500  Intel Corp.                                                                    355,703,670
        515,200  Jabil Circuit, Inc. (NON)                                                       12,524,512
        835,400  Maxim Integrated Products, Inc. (S)                                             36,749,246
      4,763,300  Micron Technology, Inc. (NON) (S)                                               58,016,994
      8,925,300  Motorola, Inc.                                                                 154,050,678
      1,397,100  SanDisk Corp. (NON) (S)                                                         29,157,477
        991,500  Storage Technology Corp. (NON) (S)                                              26,790,330
      3,339,700  Texas Instruments, Inc. (S)                                                     81,655,665
        463,000  Xilinx, Inc.                                                                    14,167,800
                                                                                              -------------
                                                                                                789,093,720

Financial (2.6%)
-----------------------------------------------------------------------------------------------------------
        618,900  American Express Co.                                                            32,845,023
      1,712,000  Citigroup, Inc.                                                                 75,961,440
      2,608,900  Fannie Mae                                                                     183,014,335
      1,110,000  SLM Corp. (S)                                                                   50,238,600
                                                                                              -------------
                                                                                                342,059,398

Gaming & Lottery (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,142,600  Harrah's Entertainment, Inc. (S)                                                66,864,952

Health Care Services (5.3%)
-----------------------------------------------------------------------------------------------------------
        137,300  Anthem, Inc. (NON) (S)                                                          11,038,920
      1,604,100  Caremark Rx, Inc. (NON) (S)                                                     48,074,877
        303,100  Community Health Systems, Inc. (NON)                                             8,129,142
      1,941,500  Coventry Health Care, Inc. (NON) (S)                                            79,407,350
        864,100  Express Scripts, Inc. Class A (NON)                                             55,302,400
        791,900  Fisher Scientific International, Inc.
                 (NON) (S)                                                                       45,423,384
        422,200  Health Management Associates, Inc. (S)                                           8,722,652
        827,600  Henry Schein, Inc. (NON) (S)                                                    52,329,148
        520,400  Manor Care, Inc.                                                                17,037,896
        432,000  Medco Health Solutions, Inc. (NON)                                              14,649,120
        559,300  PacifiCare Health Systems, Inc. (NON)
                 (S)                                                                             19,922,266
        465,800  Patterson Cos., Inc. (NON) (S)                                                  17,467,500
        490,900  Sierra Health Services, Inc. (NON) (S)                                          23,425,748
      3,052,200  UnitedHealth Group, Inc.                                                       220,979,280
        572,700  Universal Health Services, Inc. Class B
                 (S)                                                                             23,801,412
        506,300  WellChoice, Inc. (NON)                                                          21,143,088
        391,500  WellPoint Health Networks, Inc. (NON)                                           38,233,890
                                                                                              -------------
                                                                                                705,088,073

Homebuilding (0.2%)
-----------------------------------------------------------------------------------------------------------
        123,571  D.R. Horton, Inc. (S)                                                            3,707,130
         31,200  NVR, Inc. (NON) (S)                                                             19,562,400
                                                                                              -------------
                                                                                                 23,269,530

Household Furniture and Appliances (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,064,400  Whirlpool Corp.                                                                 62,533,500

Industrial (1.4%)
-----------------------------------------------------------------------------------------------------------
      2,377,400  3M Co.                                                                         184,414,918

Insurance (0.7%)
-----------------------------------------------------------------------------------------------------------
        126,800  AMBAC Financial Group, Inc.                                                      9,898,008
      1,024,600  Fidelity National Financial, Inc.                                               38,668,404
        468,100  Progressive Corp. (The)                                                         43,790,755
                                                                                              -------------
                                                                                                 92,357,167

Investment Banking/Brokerage (0.2%)
-----------------------------------------------------------------------------------------------------------
        254,700  Lehman Brothers Holdings, Inc.                                                  20,923,605

Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
        147,800  Polaris Industries, Inc.                                                         8,771,930

Lodging/Tourism (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,485,600  Royal Caribbean Cruises, Ltd. (Liberia)                                         69,228,960

Manufacturing (0.3%)
-----------------------------------------------------------------------------------------------------------
        495,800  Illinois Tool Works, Inc.                                                       45,752,424

Medical Technology (3.6%)
-----------------------------------------------------------------------------------------------------------
        922,900  Becton, Dickinson and Co.                                                       48,452,250
      3,286,600  Medtronic, Inc.                                                                167,978,126
        278,800  Respironics, Inc. (NON)                                                         14,243,892
      1,613,100  St. Jude Medical, Inc. (NON)                                                   123,515,067
      1,347,600  Varian Medical Systems, Inc. (NON) (S)                                          54,106,140
        952,700  Zimmer Holdings, Inc. (NON) (S)                                                 73,919,993
                                                                                              -------------
                                                                                                482,215,468

Oil & Gas (3.2%)
-----------------------------------------------------------------------------------------------------------
      2,797,200  Amerada Hess Corp. (S)                                                         225,762,012
      1,107,200  Anadarko Petroleum Corp.                                                        74,680,640
        679,000  Apache Corp.                                                                    34,425,300
      2,243,000  Valero Energy Corp.                                                             96,381,710
                                                                                              -------------
                                                                                                431,249,662

Pharmaceuticals (11.5%)
-----------------------------------------------------------------------------------------------------------
      4,195,400  Abbott Laboratories                                                            178,849,902
        231,696  Eon Labs, Inc. (NON) (S)                                                         5,702,039
      9,278,100  Johnson & Johnson (S)                                                          541,655,478
     25,052,800  Pfizer, Inc.                                                                   725,278,560
      2,173,700  Wyeth                                                                           86,187,205
                                                                                              -------------
                                                                                              1,537,673,184

Photography/Imaging (0.5%)
-----------------------------------------------------------------------------------------------------------
      4,271,500  Xerox Corp. (NON) (S)                                                           63,090,055

Regional Bells (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,041,900  Verizon Communications, Inc.                                                    40,738,290

Restaurants (1.3%)
-----------------------------------------------------------------------------------------------------------
      1,527,600  Darden Restaurants, Inc.                                                        37,426,200
      1,508,600  Starbucks Corp. (NON)                                                           79,774,768
      1,254,600  Yum! Brands, Inc.                                                               54,575,100
                                                                                              -------------
                                                                                                171,776,068

Retail (13.9%)
-----------------------------------------------------------------------------------------------------------
        564,300  Abercrombie & Fitch Co. Class A                                                 22,109,274
      2,042,700  Best Buy Co., Inc.                                                             120,968,694
        449,900  Borders Group, Inc.                                                             10,253,221
        554,400  Chico's FAS, Inc. (NON) (S)                                                     22,192,632
        580,300  Circuit City Stores-Circuit City Group                                           9,429,875
        171,300  Claire's Stores, Inc.                                                            4,457,226
        540,300  Coach, Inc. (NON) (S)                                                           25,194,189
      3,341,000  Costco Wholesale Corp. (S)                                                     160,167,540
      7,975,500  Home Depot, Inc. (The)                                                         327,633,540
      1,883,800  Kohl's Corp. (NON)                                                              95,621,688
      3,391,800  Lowe's Cos., Inc. (S)                                                          190,890,504
      2,656,000  Michaels Stores, Inc.                                                           77,289,600
      1,288,200  Nordstrom, Inc.                                                                 55,624,476
        236,600  PETsMART, Inc. (S)                                                               7,566,468
        288,600  RadioShack Corp.                                                                 8,637,798
        121,900  Rent-A-Center, Inc. (NON)                                                        2,924,381
      5,259,700  Staples, Inc.                                                                  156,423,478
      1,411,690  Target Corp.                                                                    70,612,734
        717,500  Timberland Co. (The) Class A (NON) (S)                                          44,054,500
      1,177,300  TJX Cos., Inc. (The)                                                            28,231,654
      7,286,000  Wal-Mart Stores, Inc. (S)                                                      392,861,120
        253,000  Whole Foods Market, Inc. (S)                                                    20,601,790
        210,000  Williams-Sonoma, Inc. (NON)                                                      8,015,700
                                                                                              -------------
                                                                                              1,861,762,082

Schools (--%)
-----------------------------------------------------------------------------------------------------------
         80,299  Apollo Group, Inc. Class A (NON)                                                 5,299,734

Semiconductor (0.1%)
-----------------------------------------------------------------------------------------------------------
      1,199,400  Applied Materials, Inc. (NON)                                                   19,310,340

Shipping (0.7%)
-----------------------------------------------------------------------------------------------------------
        560,300  FedEx Corp.                                                                     51,054,536
      1,052,200  J. B. Hunt Transport Services, Inc.                                             42,992,892
                                                                                              -------------
                                                                                                 94,047,428

Software (10.6%)
-----------------------------------------------------------------------------------------------------------
      5,391,300  Adobe Systems, Inc.                                                            302,074,539
      1,557,000  Autodesk, Inc.                                                                  82,131,750
     21,924,600  Microsoft Corp.                                                                613,669,554
     16,625,300  Oracle Corp. (NON)                                                             210,476,298
      3,623,200  Symantec Corp. (NON) (S)                                                       206,305,008
                                                                                              -------------
                                                                                              1,414,657,149

Technology Services (0.6%)
-----------------------------------------------------------------------------------------------------------
        709,600  Affiliated Computer Services, Inc. Class
                 A (NON) (S)                                                                     38,708,680
      1,160,100  Fiserv, Inc. (NON)                                                              41,229,954
                                                                                              -------------
                                                                                                 79,938,634

Telecommunications (0.3%)
-----------------------------------------------------------------------------------------------------------
      1,204,400  CenturyTel, Inc. (S)                                                            38,649,196

Textiles (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,272,000  Liz Claiborne, Inc. (S)                                                         51,999,360
        555,900  Nike, Inc. (S)                                                                  45,200,228
                                                                                              -------------
                                                                                                 97,199,588

Tobacco (0.8%)
-----------------------------------------------------------------------------------------------------------
      2,123,000  Altria Group, Inc. (S)                                                         102,880,627

Transportation Services (0.2%)
-----------------------------------------------------------------------------------------------------------
        411,800  United Parcel Service, Inc. Class B                                             32,606,324
                                                                                              -------------
                 Total Common stocks  (cost $12,511,194,318)                                $13,338,969,322

Short-term investments (4.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $105,112,000 Interest in $403,000,000 joint tri-party
                 repurchase agreement dated October 29,
                 2004 with Goldman Sachs & Co. due
                 November 1, 2004 with respect to various
                 U.S. Government obligations -- maturity
                 value of $105,128,292 for an effective
                 yield of 1.86% (collateralized by Fannie
                 Mae securities with yields of 6.00% and
                 due dates ranging from August 1, 2034 to
                 September 1, 2034 and Freddie Mac
                 securities with yields ranging from
                 4.50% to 6.00% and due dates ranging
                 from June 1, 2024 to September 1, 2034).                                      $105,112,000
     42,316,000  Interest in $400,000,000 joint tri-party
                 repurchase agreement dated October 29,
                 2004 with UBS Securities LLC due
                 November 1, 2004 with respect to various
                 U.S. Government obligations -- maturity
                 value of $42,322,524 for an effective
                 yield of 1.85% (collateralized by Fannie
                 Mae securities with a yields ranging from
                 1.88% to 6.00% and due dates ranging from
                 December 15, 2004 to January 15, 2008).                                         42,316,000
    377,148,914  Short-term investments held as collateral
                 for loaned securities with yields ranging
                 from 1.75% to 2.03% and due dates ranging
                 from November 1, 2004 to December 6, 2004 (d)                                  377,023,095
     22,143,037  Putnam Prime Money Market Fund (e)                                              22,143,037
                                                                                              -------------
                 Total Short-term investments  (cost $546,594,132)                             $546,594,132
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $13,057,788,450) (b)                               $13,885,563,454
-----------------------------------------------------------------------------------------------------------



Written options outstanding at October 31, 2004
(premium received $1,615,309)

Contract                                Expiration date/
amount                                  strike price                   Value
----------------------------------------------------------------------------
181,456  Abercrombie & Fitch
         Co. Class A (Call)             Nov 04/$40.76               $190,184
238,764  Amazon Corp. (Put)             Nov 04/$35.26                503,745
 93,430  Apollo Group, Inc.
         Class A (Put)                  Nov 04/$66.25                123,318
224,413  Cardinal Health (Put)          Nov 04/$39.32                  2,244
360,911  Cisco Systems, Inc. (Put)      Dec 04/$16.54                 66,660
157,833  Coach, Inc. (Call)             Nov 04/$47.54                 48,944
105,318  Express Scripts,
         Inc. Class A (Call)            Dec 04/$69.56                 83,201
205,301  Genentech, Inc. (Put)          Nov 04/$42.96                 98,544
188,105  Genzyme Corp. (Put)            Nov 04/$45.99                 16,929
251,424  Gilead Sciences, Inc. (Call)   Nov 04/$41.58                  2,967
157,604  Lennar Corp. (Put)             Nov 04/$39.24                  6,935
 82,899  Lexmark International,
         Inc. (Put)                     Nov 04/$74.20                      8
200,619  Medco Health Solutions,
         Inc. (Call)                    Nov 04/$36.13                 83,518
200,619  Medco Health Solutions,
         Inc. (Put)                     Nov 04/$29.57                 41,207
368,857  Motorola, Inc. (Call)          Nov 04/$20.28                  7,377
385,525  Motorola, Inc. (Call)          Nov 04/$19.48                     39
233,718  Valero Energy, Corp.  (Call)   Nov 04/$45.98                 34,590
----------------------------------------------------------------------------
                                                                  $1,310,410
----------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $13,365,455,535.

  (b) The aggregate identified cost on a tax basis is $13,197,708,390, resulting in gross unrealized appreciation and depreciation of $1,443,154,199 and $755,299,135, respectively, or net unrealized appreciation of $687,855,064.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at October 31, 2004.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At October 31, 2004, the value of securities loaned amounted to $367,713,073. The fund received cash collateral of $377,023,095 which is pooled with collateral of other Putnam funds into 23 issuers of high grade short-term investments.

  (e) The fund invests in the Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $268,553 for the period ended October 31, 2004.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value. Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as an addition to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract.
      Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: December 28, 2004



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: December 28, 2004



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: December 28, 2004